SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Proceeds from issuance of common stock				$ 5,994,424
Bad debt expense	$ (98,841)	$ 616,215	615,657	10,539
Recovery of bad debt			0	0
Reserve for inventory obsolescence			0
Write down of inventory			376,348	1,218,020
Loss on impairment of goodwill			$ (0)	$ 725,973
Valuation allowance percentage			100.00%
Equity investment			$ 0
Warrants outstanding			44,535
Number of options outstanding	338,857		410,964
Cash, uninsured amount			$ 2,332,137
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Equity Investment [Member]
Product Information [Line Items]
Equity method investment, description			If the investments are less than 50% owned and more than 20% owned, the entities use the equity method of accounting in accordance with ASC 323-10 Investments – Equity Method and Joint Ventures.